Management Report - Corporate Divisions - Non-Core Operations Unit (Detail) - Non-Core Operations Unit [Member] - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Non-Core Operations Unit [Line Items]
Net revenues		€ 0		€ (382)		€ 794
thereof [Abstract]
Net interest income and net gains (losses) on financial assets/liabilities at fair value through profit or loss		0		(1,307)		(362)
Provision for credit losses		0		128		51
Noninterest expenses [Abstract]
Compensation and benefits		0		68		86
General and administrative expenses		0		2,678		2,921
Policyholder benefits and claims		0		0		0
Impairment of goodwill and other intangible assets		0		(49)		0
Restructuring activities		0		(4)		1
Total noninterest expenses		0		2,701		3,006
Noncontrolling interests		0		(4)		1
Income (loss) before income taxes		0		(3,207)		(2,264)
Assets		0	[1]	5,523	[1]	23,007
Risk-weighted assets	[2]	0		9,174		32,896
Average shareholders equity		€ 0	[3]	€ 1,682		€ 3,735

[1]	Segment assets represent consolidated view, i.e., the amounts do not include intersegment balances
[2]	Risk-weighted assets and capital ratios are based upon CRR/CRD 4 fully-loaded
[3]	See Note 4 Business Segments and Related Information to the consolidated financial statements for a description of how average shareholders equity is allocated to the divisions